Other long-term investments	12 Months Ended
Dec. 31, 2022
Other long-term investments
Other long-term investments
8	Other long-term investments

	As of December 31,
	2021	2022
Available-for-sale debt investment (Note 2(k))	—	3,000
Investments in equity securities without readily determinable fair values	16,152	13,775
Total other long-term investments, gross	16,152	16,775
Less: Impairment of investments in equity securities without readily determinable fair values	(4,038)	(10,805)
	12,114	5,970

The Group’s other long-term investments consist of (i) available-for-sale debt investments (see Note 2(k)), and (ii) securities without readily determinable fair value and over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock.

8	Other long-term investments (Continued)

Movement of investments in equity securities without readily determinable fair values for the years ended December 31, 2021 and 2022 is as follows:

	For the years ended
	December 31,
	2021	2022
Balance at the beginning of year	11,575	12,114
Investments made/transferred from prepayments	4,502	3,500
Transfer to short-term investments	—	(1,510)
Impairment	(4,038)	(10,805)
Exchange differences	75	(329)
Balance at the end of year	12,114	2,970

The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value.

The Group, with the assistance of an independent valuer, assessed the fair value of certain investments as of the balance sheet date, using significant unobservable input including price-to-sales multiples of comparable companies and a discount for lack of marketability (the “DLOM”). The Group concluded that impairment was warranted for certain investments as of December 31, 2021 and 2022 and recognized impairment charges for investments without readily determinable fair value of US$nil, US$4,038 and US$10,805 for the years ended December 31, 2020, 2021 and 2022, respectively, which are related to investees in sports nutrition products business, e-commerce platforms business, publishing and logistics business, information technology business, gaming business and advertising business whose financial performance was unsatisfactory with no obvious upturn or potential financing solutions in the foreseeable future.